Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 17, 2013
Document Effective Date	Dec. 27, 2013
Prospectus Date	Dec. 27, 2013
PMC Core Fixed Income Fund | PMC Core Fixed Income Fund
Risk/Return:
Trading Symbol	PMFIX
PMC Diversified Equity Fund | PMC Diversified Equity Fund
Risk/Return:
Trading Symbol	PMDEX